Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.50%
Innovator U.S. Equity Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.40 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Innovator U.S. Equity Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $802.46 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator U.S. Equity Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $621.88 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)